Schedule of other payables - related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other payables - related parties	$ 3,716,637	$ 2,045,594
Kheng Ee Lennon Teng [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 12,192	2,642
Relationship	Group General Manager of the Company
Le Truong Vinh Phu [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 23,842	10,668
Relationship	Vice President of Operations of the Company
Kheng Ee Lennon Teng One [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 22,530	4,772
Relationship	Group General Manager of the Company
Wilson Chandra [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 363	2,029
Relationship	Director and President
Abhishek Kumar [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 2,886
Relationship	Vice President of Product and Engineering
Franklin Capital Enterprise Ltd. [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 70,822
Relationship	KNOREX Ltd’s shareholder >10% of shareholding
Khar Heng Choo [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 5,261
Relationship	Chairman and Chief Executive Officer
Related Party [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 137,896	$ 20,111